Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2023, 2022 and 2021 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2023
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Feng Zhang	CFO

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd.	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd.	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.

Qingdao Yinhe Jiutian Information Technology Co., Ltd.	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd.	Solely owned by Xiaomei Wang

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

LAI LINGS LENEXA	Raymond Ng is the son of Richard Ng
Products Inc.	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland	Owned by Richard Ng
Richard Ng	Richard owns 49% control of Far Ling’s Inc.

Due to related parties from continuing operations

Due to related parties consisted of the following:

	December 31,	December 31,
	2023	2022
Dandan Liu	1,963,457	-
Rongfeng Cui	-	33,624
Feng Zhang	-	22,123
Products Inc.	19,973	-
Total	$1,983,430	$55,747

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short-term loans from related parties

	December 31,	December 31,
	2023	2022
Rongfeng Cui	$277,408	$266,451
Total	$277,408	$266,451

In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long-term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which payments of €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 were due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the years ended December 31, 2023, 2022 and 2021, such failure to pay may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short-term loans – related parties as of December 31, 2023 and 2022. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time.

Modification of Loans from related party

In January 2018, the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019. As of Dec. 31, 2022, the loan had $69,566 of interest outstanding. In connection with the bankruptcy proceedings of Tiandijhui, on December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. Pursuant to the judgment and decision by the Court, loans payable plus accrued interest to be paid to Dandan Liu were not approved by the bankruptcy distribution plan. As a result, the loans are included in the loss from discontinued operation of Tiandihui for the year ended December 31, 2023.

In June 2018, the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. Pursuant to the judgment and decision by the Court in connection with the bankruptcy distribution plan, only RMB 94,270 (approximately $13,284) in principal of the loan was approved by the court. The Company made the payment of RMB 94,270 (approximately $13,284) to Yuxiang Qi in December 2023.

The interest expenses for the loans from related parties amounted to $0, $0 and $29,581 for the years ended December 31, 2023, 2022 and 2021, respectively.

Accounts payable to related parties

	December 31,	December 31,
	2023	2022
Richard Ng	$-	$1,033
Total	$-	$1,033